Unrealized Losses on Available-for-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 20,023,201	$ 23,276,019
Unrealized losses, 12 months or less	652,110	1,432,201
Fair value, greater than 12 months	2,145,077	1,741,183
Unrealized losses, greater than 12 months	194,140	681,299
Fair value, total	22,168,278	25,017,202
Unrealized losses, total	846,250	2,113,500
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	691,559	600,970
Unrealized losses, 12 months or less	16,880	5,395
Fair value, greater than 12 months	0	4,959
Unrealized losses, greater than 12 months	0	12
Fair value, total	691,559	605,929
Unrealized losses, total	16,880	5,407
US Government Agency
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	3,332	4,536
Unrealized losses, 12 months or less	22	51
Fair value, greater than 12 months	0	0
Unrealized losses, greater than 12 months	0	0
Fair value, total	3,332	4,536
Unrealized losses, total	22	51
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,587,063	1,873,125
Unrealized losses, 12 months or less	30,524	48,306
Fair value, greater than 12 months	103,316	28,015
Unrealized losses, greater than 12 months	6,384	1,122
Fair value, total	1,690,379	1,901,140
Unrealized losses, total	36,908	49,428
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	99,527	42,338
Unrealized losses, 12 months or less	6,634	1,787
Fair value, greater than 12 months	10,383	32,219
Unrealized losses, greater than 12 months	2,169	5,329
Fair value, total	109,910	74,557
Unrealized losses, total	8,803	7,116
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	12,637,792	17,688,481
Unrealized losses, 12 months or less	433,682	1,315,632
Fair value, greater than 12 months	2,000,338	1,659,827
Unrealized losses, greater than 12 months	184,113	674,073
Fair value, total	14,638,130	19,348,308
Unrealized losses, total	617,795	1,989,705
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,811,364	3,066,569
Unrealized losses, 12 months or less	152,501	61,030
Fair value, greater than 12 months	31,040	15,433
Unrealized losses, greater than 12 months	1,474	616
Fair value, total	4,842,404	3,082,002
Unrealized losses, total	153,975	61,646
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	192,564	0
Unrealized losses, 12 months or less	11,867	0
Fair value, greater than 12 months	0	730
Unrealized losses, greater than 12 months	0	147
Fair value, total	192,564	730
Unrealized losses, total	$ 11,867	$ 147